Liquidity (Details Narrative) (10-Q) - USD ($)	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Cumulative net loss	$ 104,962,000	$ 103,219,000		$ 88,848,000
Cash and cash equivalents	4,064,000	5,194,000	$ 6,055,000	1,321,000	$ 86,000
Accounts payable	654,000	479,000		$ 560,000
Long term debt
Number of common stock shares issued		13,906
Purchase price per share	$ 0.85
Gross proceeds	$ 1,000,000
Deducting fees	225,000
Net proceeds from common stock	$ 775,000
Warrant [Member]
Number of common stock shares issued	1,176,472	41,178
Private Placement [Member]
Number of common stock shares issued	1,176,472